Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jamie M. Gershkow
jgershkow@stradley.com
215-564-8543
1933 Act Rule 497(j)
1933 Act File No. 333-104218
1940 Act File No. 811-21328

May 4, 2018
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	SMA Relationship Trust (the "Trust")
File Nos. 333-104218 and 811-21328___
Ladies and Gentlemen:
On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 41/43 filed electronically with the U.S. Securities and Exchange Commission on April 30, 2018.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Jamie M. Gershkow
        Jamie M. Gershkow